United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/14

Date of Reporting Period: Quarter ended 10/31/13

Item 1. Schedule of Investments

Federated Government Ultrashort Duration Fund
Portfolio of Investments
October 31, 2013 (unaudited)
Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—15.7%
	Federal Home Loan Mortgage Corporation ARM—8.2%
$666,506	2.041%, 7/1/2030	$682,762
222,577	2.100%, 5/1/2033	232,642
791,113	2.192%, 3/1/2033	828,779
573,753	2.246%, 1/1/2027	591,489
96,309	2.334%, 7/1/2033	101,655
6,287,394	2.382%, 4/1/2034	6,649,303
8,875,354	2.401%, 5/1/2037	9,382,661
8,574,312	2.427%, 5/1/2038	8,988,040
3,120,768	2.451%, 2/1/2036	3,335,970
2,448,525	2.456%, 9/1/2036	2,597,914
696,945	2.459%, 9/1/2025	728,047
1,680,982	2.478%, 8/1/2036	1,788,178
27,182,726	2.539%, 10/1/2033	28,676,960
3,347,143	2.639%, 8/1/2037	3,579,351
28,138,502	2.692%, 7/1/2034	30,006,701
346,836	2.712%, 5/1/2037	370,898
	TOTAL	98,541,350
	Federal National Mortgage Association ARM—7.5%
646,811	1.280%, 9/1/2027	659,787
155,550	1.550%, 5/1/2040	158,058
708,109	1.550%, 5/1/2040	719,446
365,331	1.550%, 8/1/2040	371,863
385,389	1.960%, 7/1/2033	402,175
2,916,735	2.010%, 6/1/2038	3,022,184
1,822,178	2.180%, 4/1/2024	1,884,400
3,015,687	2.210%, 6/1/2036	3,187,536
6,572,492	2.230%, 1/1/2035	6,920,012
19,440	2.250%, 6/1/2028	20,370
58,164	2.260%, 8/1/2032	60,983
14,684,286	2.270%, 2/1/2039	15,332,744
3,799,572	2.330%, 1/1/2035	4,007,636
2,149,747	2.350%, 6/1/2036	2,248,274
22,222,379	2.350%, 12/1/2035	23,484,477
3,124,772	2.390%, 8/1/2034	3,304,568
67,929	2.420%, 12/1/2032	71,141
34,899	2.470%, 2/1/2033	36,466
571,977	2.490%, 2/1/2037	605,105
378,349	2.570%, 3/1/2033	400,857
3,973,694	2.600%, 9/1/2037	4,191,878
455,271	2.610%, 5/1/2036	486,115
2,168,868	2.660%, 9/1/2035	2,301,095
2,070,164	2.800%, 4/1/2033	2,186,072
12,367,427	2.810%, 8/1/2035	13,072,754
	TOTAL	89,135,996
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $186,888,368)	187,677,346

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—45.4%
	Federal Home Loan Mortgage Corporation REMIC—9.6%
$587,463	Series 2292 KF, 0.420%, 7/25/2022	$586,632
87,341	Series 2869 JF, 0.424%, 4/15/2034	87,363
1,088,477	Series 242 F29, 0.424%, 11/15/2036	1,087,701
2,873,350	Series 2861 AF, 0.474%, 9/15/2034	2,883,152
2,916,377	Series 3036 NF, 0.474%, 8/15/2035	2,919,920
358,153	Series 3300 FA, 0.474%, 8/15/2035	358,559
359,424	Series 3325 NF, 0.474%, 8/15/2035	359,832
2,046,227	Series 244 F30, 0.474%, 12/15/2036	2,048,147
2,990,920	Series 3085 VF, 0.494%, 12/15/2035	2,998,909
773,680	Series 2571 FB, 0.524%, 2/15/2018	777,147
1,796,265	Series 2758 FH, 0.524%, 3/15/2019	1,806,378
1,294,161	Series 2796 FD, 0.524%, 7/15/2026	1,299,783
1,193,731	Series 2763 FB, 0.524%, 4/15/2032	1,200,415
5,493,591	Series 3380 FP, 0.524%, 11/15/2036	5,503,541
868,485	Series 244 F22, 0.524%, 12/15/2036	870,519
234,231	Series 2488 WF, 0.574%, 8/15/2017	235,296
312,907	Series 2470 FI, 0.574%, 10/15/2026	314,856
1,208,324	Series 2530 FK, 0.574%, 6/15/2029	1,217,874
767,458	Series 2493 F, 0.574%, 9/15/2029	771,887
350,920	Series 2286 FA, 0.574%, 2/15/2031	352,920
591,848	Series 2477 FD, 0.574%, 7/15/2032	595,066
1,053,296	Series 2479 FA, 0.574%, 8/15/2032	1,060,033
887,170	Series 2495 F, 0.574%, 9/15/2032	892,362
1,259,169	Series 2526 FC, 0.574%, 11/15/2032	1,265,867
1,940,070	Series 2551 FD, 0.574%, 1/15/2033	1,953,390
5,968,840	Series 2631 FC, 0.574%, 6/15/2033	6,016,213
5,986,503	Series 2750 FG, 0.574%, 2/15/2034	6,034,223
3,103,392	Series 2812 LF, 0.574%, 6/15/2034	3,120,391
3,095,043	Series 3191 FE, 0.574%, 7/15/2036	3,106,952
2,983,524	Series 3184 JF, 0.574%, 7/15/2036	2,999,132
115,058	Series 2395 FT, 0.624%, 12/15/2031	115,825
1,437,739	Series 2671 F, 0.624%, 9/15/2033	1,450,836
15,382,405	Series 2711 FD, 0.674%, 4/15/2018	15,483,539
1,434,045	Series 2571 FK, 0.674%, 9/15/2023	1,446,987
532,286	Series 2111 MA, 0.674%, 1/15/2029	536,719
543,858	Series 2111 MB, 0.674%, 1/15/2029	548,387
555,429	Series 2111 MC, 0.674%, 1/15/2029	560,055
863,723	Series 2296 FC, 0.674%, 6/15/2029	873,803
343,411	Series 2471 FS, 0.674%, 2/15/2032	347,171
401,630	Series 2504 FP, 0.674%, 3/15/2032	405,958
406,400	Series 2610 FD, 0.674%, 12/15/2032	410,252
10,071,516	Series 2750 FH, 0.674%, 2/15/2034	10,205,094
39,203	Series 2452 FG, 0.724%, 3/15/2032	39,616
373,417	Series 2380 FI, 0.774%, 6/15/2031	379,034
2,177,050	Series 2380 FL, 0.774%, 11/15/2031	2,210,845
289,012	Series 2396 FL, 0.774%, 12/15/2031	293,318
929,079	Series 2367 FG, 0.794%, 6/15/2031	943,767
1,183,697	Series 2386 FE, 0.874%, 6/15/2031	1,204,895
601,671	Series 3085 FW, 0.874%, 8/15/2035	612,224
481,227	Series 2389 FI, 0.924%, 6/15/2031	490,574

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal Home Loan Mortgage Corporation REMIC—continued
$4,138,140	Series 3542 NF, 0.924%, 7/15/2036	$4,202,672
1,380,560	Series 1534 J, 1.074%, 6/15/2023	1,402,905
1,372,118	Series 2418 FO, 1.074%, 2/15/2032	1,398,918
2,209,642	Series 2684 FV, 1.074%, 10/15/2033	2,256,359
1,284,956	Series 2326 FJ, 1.124%, 6/15/2031	1,309,491
1,848,814	Series 2344 FP, 1.124%, 8/15/2031	1,887,282
1,612,735	Series 2412 OF, 1.124%, 12/15/2031	1,644,649
504,677	Series 2451 FC, 1.174%, 5/15/2031	515,989
511,660	Series 2470 FW, 1.174%, 5/15/2031	522,742
489,888	Series 2470 FX, 1.174%, 5/15/2031	500,498
375,817	Series 2481 FC, 1.174%, 5/15/2031	383,957
1,599,136	Series 2475 FL, 1.174%, 2/15/2032	1,635,902
1,066,090	Series 2476 FC, 1.174%, 2/15/2032	1,090,601
685,038	Series 2460 FE, 1.174%, 6/15/2032	699,952
688,115	Series 2470 GF, 1.174%, 6/15/2032	703,096
712,091	Series 2498 HF, 1.174%, 6/15/2032	727,595
111,675	Series 1146 E, 1.224%, 9/15/2021	113,314
1,150,845	Series 1632 FB, 1.374%, 11/15/2023	1,175,181
	TOTAL	115,454,462
	Federal National Mortgage Association REMIC—16.3%
10,413,080	Series 2006-W1 2AF1, 0.390%, 2/25/2046	10,309,777
409,654	Series 2001-61 FM, 0.426%, 10/18/2016	408,939
2,182,758	Series 2002-89 F, 0.470%, 1/25/2033	2,186,067
16,493,953	Series 2006-75 FP, 0.470%, 8/25/2036	16,508,529
55,457,228	Series 2012-116 FA, 0.470%, 10/25/2042	55,358,093
487,028	Series 2001-34 FB, 0.476%, 12/18/2028	486,687
4,362,685	Series 2006-98 FB, 0.480%, 10/25/2036	4,369,002
560,799	Series 2001-53 FX, 0.520%, 10/25/2031	560,020
2,174,586	Series 2003-66 FA, 0.520%, 7/25/2033	2,182,202
4,390,415	Series 2008-52 FD, 0.520%, 6/25/2036	4,399,997
2,367,331	Series 2006-79 DF, 0.520%, 8/25/2036	2,375,791
4,118,427	Series 2006-81 FA, 0.520%, 9/25/2036	4,133,863
5,710,473	Series 2004-51 FY, 0.550%, 7/25/2034	5,740,205
1,871,700	Series 2003-35 FY, 0.570%, 5/25/2018	1,881,807
1,176,987	Series 2003-19 FY, 0.570%, 3/25/2033	1,185,007
3,126,863	Series 2003-117 KF, 0.570%, 8/25/2033	3,142,784
950,651	Series 2003-102 FT, 0.570%, 10/25/2033	954,691
2,255,539	Series 2003-121 FD, 0.570%, 12/25/2033	2,271,541
3,945,801	Series 2004-2 FW, 0.570%, 2/25/2034	3,965,968
2,924,448	Series 2004-17 FT, 0.570%, 4/25/2034	2,943,893
3,047,613	Series 2004-49 FN, 0.570%, 7/25/2034	3,062,587
3,072,288	Series 2005-104 FA, 0.570%, 12/25/2035	3,089,078
437,881	Series 1998-22 FA, 0.576%, 4/18/2028	438,391
1,359,805	Series 2001-46 F, 0.576%, 9/18/2031	1,368,584
1,891,907	Series 2002-77 FH, 0.576%, 12/18/2032	1,907,224
3,252,545	Series 2006-60 FD, 0.600%, 4/25/2035	3,274,673
93,798	Series 2001-32 F, 0.620%, 7/25/2016	94,063
127,933	Series 2000-34 F, 0.620%, 10/25/2030	128,190
485,368	Series 2002-4 FJ, 0.620%, 2/25/2032	488,616
558,456	Series 2002-74 FV, 0.620%, 11/25/2032	562,505

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Federal National Mortgage Association REMIC—continued
$572,954	Series 2002-82 FG, 0.620%, 12/25/2032	$576,972
1,057,892	Series 2003-21 TF, 0.620%, 3/25/2033	1,066,602
1,969,509	Series 2003-79 FC, 0.620%, 8/25/2033	1,985,870
5,983,434	Series 2004-49 FQ, 0.620%, 7/25/2034	6,025,016
1,936,126	Series 2004-53 FC, 0.620%, 7/25/2034	1,952,896
1,552,331	Series 2004-64 FW, 0.620%, 8/25/2034	1,567,080
5,969,271	Series 2006-90 FE, 0.620%, 9/25/2036	6,023,932
89,119	Series 2000-37 FA, 0.670%, 11/25/2030	89,431
152,356	Series 2001-34 FL, 0.670%, 8/25/2031	153,824
1,606,080	Series 2001-56 FG, 0.670%, 10/25/2031	1,621,805
637,051	Series 2001-68 FD, 0.670%, 12/25/2031	644,375
697,377	Series 2002-9 FH, 0.670%, 3/25/2032	703,107
433,170	Series 2002-52 FD, 0.670%, 9/25/2032	436,906
510,477	Series 2002-90 FH, 0.670%, 9/25/2032	515,874
333,039	Series 2002-82 FB, 0.670%, 12/25/2032	336,611
570,933	Series 2003-2 FA, 0.670%, 2/25/2033	577,057
636,633	Series 2003-14 FT, 0.670%, 3/25/2033	643,599
2,929,249	Series 2003-107 FD, 0.670%, 11/25/2033	2,960,004
367,585	Series 2002-41 F, 0.720%, 7/25/2032	372,609
5,382,332	Series 2002-93 FJ, 0.720%, 1/25/2033	5,452,141
7,080,060	Series 2003-116 HF, 0.720%, 11/25/2033	7,169,484
32,435	Series 2002-39 FB, 0.726%, 3/18/2032	32,776
173	Series 1993-220 FA, 0.770%, 11/25/2013	173
2,505,024	Series 2002-58 FD, 0.770%, 8/25/2032	2,540,475
784,207	Series 2002-8 FA, 0.926%, 3/18/2032	798,921
635,577	Series 2002-37 F, 0.970%, 11/25/2031	645,299
1,109,182	Series 2002-17 JF, 1.170%, 4/25/2032	1,135,025
3,349,236	Series 2002-47 NF, 1.170%, 4/25/2032	3,422,644
796,372	Series 2002-64 FJ, 1.170%, 4/25/2032	814,927
1,276,197	Series 2002-82 FC, 1.170%, 9/25/2032	1,304,924
1,035,402	Series 2002-34 FC, 1.176%, 12/18/2031	1,058,848
499,816	Series 2002-75 FD, 1.176%, 11/18/2032	511,100
698,434	Series 2002-53 FG, 1.270%, 7/25/2032	716,317
744,514	Series 1993-165 FE, 1.320%, 9/25/2023	759,872
396,252	Series 1993-62 FA, 2.156%, 4/25/2023	409,973
	TOTAL	194,805,243
	Government National Mortgage Association REMIC—17.9%
838,236	Series 2004-59 FV, 0.423%, 10/20/2033	838,381
24,655,374	Series 2012-H29 CF, 0.522%, 2/20/2062	24,233,792
28,802,924	Series 2012-H29 BF, 0.522%, 11/20/2062	28,312,439
313,446	Series 2001-22 FG, 0.526%, 5/16/2031	315,102
22,503,444	Series 2012-H31 FA, 0.532%, 11/20/2062	22,161,932
4,813,888	Series 2012-H30 SA, 0.552%, 12/20/2062	4,719,112
33,797,850	Series 2012-H25 BF, 0.562%, 9/20/2062	33,294,025
288,309	Series 2001-21 FB, 0.576%, 1/16/2027	290,029
18,832,013	Series 2012-H24 FC, 0.582%, 10/20/2062	18,534,468
465,259	Series 1999-43 FA, 0.626%, 11/16/2029	466,853
5,714,271	Series 2009-96 GF, 0.626%, 1/16/2038	5,755,692
20,452,067	Series 2011-H07 FA, 0.682%, 2/20/2061	20,279,902
32,393,361	Series 2012-H15 FB, 0.682%, 6/20/2062	32,078,789

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS—continued
	Government National Mortgage Association REMIC—continued
$3,689,554	Series 2002-17 FK, 0.723%, 3/20/2032	$3,745,586
453,257	Series 1999-40 FE, 0.726%, 11/16/2029	454,902
9,807,662	Series 2012-H18 FA, 0.732%, 8/20/2062	9,730,838
9,277,813	Series 2012-H18 SA, 0.762%, 8/20/2062	9,212,098
	TOTAL	214,423,940
	Fannie Mae—1.6%
5,581,697	Fannie Mae FA, 0.670%, 9/25/2038	5,616,696
2,316,572	Fannie Mae BA 4035 BA 4035 FB, 0.670%, 8/25/2039	2,331,099
11,410,682	Fannie Mae GS 3381 GS 3381 FC, 0.770%, 2/25/2037	11,545,538
	TOTAL	19,493,333
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $546,876,887)	544,176,978
	GOVERNMENT AGENCIES—13.7%
	Federal Farm Credit Bank System Floating Rate Notes—3.9%[1]
10,000,000	0.090%, 2/03/2015	9,998,726
7,000,000	0.150%, 7/23/2014	6,999,496
15,000,000	0.159%, 7/23/2015	14,999,882
15,000,000	1.000%, 5/04/2016	15,003,615
	TOTAL	47,001,719
	Federal Home Loan Bank Notes—2.7%
7,500,000	0.170%, 12/20/2013	7,499,635
10,000,000	0.200%, 8/22/2014	9,999,506
6,000,000	0.220%, 9/24/2014	5,997,736
8,790,000	0.875%, 12/27/2013	8,799,813
	TOTAL	32,296,690
	Federal Home Loan Bank System Floating Rate Notes—1.7%[1]
5,000,000	0.110%, 1/24/2014	4,999,890
15,000,000	0.143%, 10/16/2015	15,001,498
	TOTAL	20,001,388
	Federal Home Loan Mortgage Corporation Floating Rate Notes—0.8%[1]
10,000,000	0.146%, 11/4/2013	10,000,048
	Federal National Mortgage Association Floating Rate Notes—4.6%[1]
20,000,000	0.141%, 2/27/2015	19,997,363
35,000,000	0.153%, 6/20/2014	35,006,817
	TOTAL	55,004,180
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $164,278,891)	164,304,025
	MORTGAGE-BACKED SECURITIES—0.0%
	Federal National Mortgage Association—0.0%
61,104	7.500%, 30 Year, 1/1/2032	71,784
319,180	7.500%, 30 Year, 8/1/2032	374,721
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $404,646)	446,505
	U.S. TREASURY—0.6%
7,000,000	United States Treasury Note, 2.250%, 5/31/2014 (IDENTIFIED COST $7,085,039)	7,086,372
	REPURCHASE AGREEMENTS—26.2%
213,259,000	Interest in $3,480,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Bank of America, N.A. will repurchase securities provided as collateral for $3,480,009,667 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2042 and the market value of those underlying securities was $3,549,609,860.	213,259,000

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Interest in $500,000,000 joint repurchase agreement 0.10%, dated 10/31/2013 under which Credit Agricole CIB, New York will repurchase securities provided as collateral for $500,001,389 on 11/1/2013. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agencies and a U.S. Treasury security with various maturities to 12/1/2042 and the market value of those underlying securities was $510,001,417.	$100,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	313,259,000
	TOTAL INVESTMENTS—101.6% (IDENTIFIED COST $1,218,792,831)[2]	1,216,950,226
	OTHER ASSETS AND LIABILITIES - NET—(1.6)%[3]	(19,093,123)
	TOTAL NET ASSETS—100%	$1,197,857,103
1	Represents the current interest rate for the floating rate security.
2	At October 31, 2013, the cost of investments for federal tax purposes was $1,218,792,831. The net unrealized depreciation of investments for federal tax purposes was $1,842,605. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,654,243 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,496,848.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2013.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2013, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date December 23, 2013

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date December 23, 2013